Employee benefits liabilities - Disclosure of changes in net defined benefit obligations for healthcare and life insurance plans and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial (gains)/losses from:
Financial assumptions	€ (1,300)
Other:
Net defined benefit liability (asset), end of period	5,165
Projected benefit obligation
Other:
Net defined benefit liability (asset), end of period	33,614
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	81	€ 0	€ 0
Health care and life insurance plans | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	0	0
FCA - PSA merger	2,230	0
Included in the Consolidated Income Statement	81	0
Actuarial (gains)/losses from:
Demographic and other assumptions	11	0
Financial assumptions	(97)	0
Effect of movements in exchange rates	156	0
Other:
Benefits paid	(101)	0
Net defined benefit liability (asset), end of period	2,258	0	0
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	23	57	66
Other post-employment benefits | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	752	907
FCA - PSA merger	779	0
Included in the Consolidated Income Statement	23	57
Actuarial (gains)/losses from:
Demographic and other assumptions	(33)	(8)
Financial assumptions	(28)	(26)
Effect of movements in exchange rates	4	(6)
Other:
Benefits paid	(113)	(55)
Change in scope of consolidation	(208)	0
Other changes	(117)	(133)
Net defined benefit liability (asset), end of period	€ 1,125	€ 752	€ 907